Business Combinations- Schedule of Cash Consideration (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Jan. 20, 2026 JPY (¥)
Schedule of Cash Consideration [Line Items]
Cash consideration		¥ 547,120,001
Deferred cash consideration	$ 11,128,136	1,743,333,735
Total fair value of consideration transferred		8,994,995,839	¥ 8,994,995,839
Nominal amount		1,000
Common Stock [Member]
Schedule of Cash Consideration [Line Items]
Ordinary shares issued		539,322,124
Series P [Member] | Preferred Stock [Member]
Schedule of Cash Consideration [Line Items]
Ordinary shares issued		¥ 6,165,219,979